SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Costs Incurred in Natural Gas and Crude Oil Property Acquisition, Exploration and Development Activities (Unadited) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved Properties	$ 105,303,000	[1]	$ 79,554,000	[1]	$ 87,241,000	[1]
Unproved Properties	276,225,000	[1]	95,081,000	[1]	84,636,000	[1]
Development Costs	233,144,000	[2]	301,008,000	[2]	138,018,000	[2]
Exploratory drilling	18,803,000	[3]	3,626,000	[3]	21,223,000	[3]
Geological and geophysical	1,925,000	[3]	1,846,000	[3]	2,367,000	[3]
Total Costs Incurred	635,400,000		481,115,000		333,485,000
Cost Incurred to Convert PUDs to PDNP	$ 62,000,000		$ 80,600,000		$ 37,400,000

[1]	Property acquisition costs - represent costs incurred to purchase, lease or otherwise acquire a property.
[2]	Development costs - represents costs incurred to gain access to and prepare development well locations for drilling, drill and equip development wells, recomplete wells and provide facilities to extract, treat, gather and store natural gas, NGLs and crude oil. Of these costs incurred for the years ended December 31, 2012, 2011 and 2010, $62.0 million, $80.6 million and $37.4 million, respectively, were incurred to convert proved undeveloped reserves to proved developed reserves from the prior year end.
[3]	Exploration costs - represents costs incurred in identifying areas that may warrant examination and in examining specific areas that are considered to have prospects of containing natural gas, NGLs and crude oil.